Consolidated Income Statements - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated Income Statements [abstract]
Sales (note 23)	$ 257,187	$ 263,296
Cost of sales (note 24)	172,606	166,725
Mine operating income	84,581	96,571
Other Expenses [abstract]
General and administration (note 25)	29,805	26,189
Exploration and evaluation	2,411	723
Share of loss from associates	225	21
Foreign exchange loss (note 12)	13,335	6,091
Other expenses (note 26)	4,611	1,961
Operating expenses (income), total	50,387	34,985
Operating Income	34,194	61,586
Other income (loss)
Investment gains (note 12)	11,024
Interest and finance (costs) income, net (note 27)	(24)	384
Gain (loss) on derivatives	(1,223)	5,370
Financial income (expense), total	9,777	5,754
Financing items
Interest income	(1,838)	(3,429)
Interest expense	857	1,092
Income before income taxes	43,971	67,340
Income taxes (note 28)
Current income tax expense	32,631	30,563
Deferred income tax (recovery) expense	(12,456)	2,787
Total tax expense	20,175	33,350
Net income for the year	$ 23,796	$ 33,990
Earning per share (note 22)
Basic	$ 0.15	$ 0.21
Diluted	$ 0.14	$ 0.21
Weighted average number of common shares outstanding during the period (000's)
Basic	160,193	159,785
Diluted	164,525	161,636